Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss) from continuing operations	$ (10,905)	$ 9,592	$ 6,622
Net loss from discontinued operations	(994)	(27,682)	(16,397)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for doubtful accounts	25,981	148	39
Depreciation and amortization	5,078	4,055	1,613
Amortization of right-of-use assets	619
Share-based compensation of subsidiary	1,599	1,668	520
Loss on disposal of software and equipment		27	29
Deferred income tax benefit	(1,951)	(1,124)	(2,333)
Changes in operating assets and liabilities:
Accounts receivable, net	(32,640)	(35,071)	1,531
Prepaid expenses and other current assets	(3,850)	3,181	(4,065)
Accounts payable	(5,019)	13,608	53
Deferred revenue	1,858	813	(2,419)
Accrued expenses and other current liabilities	2,548	(14,976)	8,356
Tax payable	(280)	(1,026)	1,582
Operating lease liabilities	(615)
Amount due to related parties	1,485
Net cash provided by (used in) operating activities of continuing operations	(16,092)	(19,105)	11,528
Net cash provided by (used in) operating activities of discontinued operations	(52)	(6,462)	7,104
Total net cash provided by (used in) operating activities	(16,144)	(25,567)	18,632
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of software and equipment	(4,351)	(1,284)	(9,488)
Purchase of short term investment		(9,839)	(10,084)
Purchase of long-term investment			(297)
Proceeds from the redemption of short term investment	149
Purchase of other non-current assets	(1,200)	(8,968)	(9,168)
Net cash used in investing activities of continuing operations	(5,402)	(20,091)	(29,037)
Net cash used in investing activities of discontinued operations	(517)	(591)	(126)
Total net cash used in investing activities	(5,919)	(20,682)	(29,163)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from short-term bank loans	122,249	76,812	77,722
Repayments of short-term bank loans	(111,103)	(70,193)	(60,036)
Contribution from non-controlling shareholders			33,097
Repurchase of non-controlling interests	(510)	(1,184)	(1,090)
Dividend paid to non-controlling shareholders		(6,620)
Net cash provided by (used in) financing activities of continuing operations	10,636	(1,185)	49,693
Net cash (used in) provided by financing activities of discontinued operations		1,119	(5,816)
Total net cash provided by (used in) financing activities	10,636	(66)	43,877
Effect of exchange rate changes	(2,573)	1,827	3,098
Net change in cash and restricted cash	(14,000)	(44,488)	36,444
Cash and restricted cash, beginning of the year	37,917	82,405	45,961
Cash and restricted cash, end of the year	23,917	37,917	82,405
Less: cash of discontinued operations at end of year		570	2,856
Cash and restricted cash at end of year for continuing operations	23,917	37,347	79,549
Reconciliation of cash and restricted cash to the consolidated balance sheets:
Cash	21,200	34,517	76,883
Restricted cash	2,717	2,830	2,666
Total cash and restricted cash	23,917	37,347	79,549
Supplemental disclosures of cash flow information:
Income tax paid	2,459	3,472	2,309
Interest expense paid	3,780	3,087	2,485
Supplemental disclosures of non-cash activities:
Disposal of Shengda Group	23,222
Decrease of accrued expenses and other current liabilities due to vest of restricted shares	311	311
Purchase of software and equipment by using accrued expenses and other current liabilities			1,720
Obtaining right-of-use assets in exchange for operating lease liabilities and prepaid expenses	972
Software and equipment transferred from other non-current assets	$ 12,150